Loans and Debentures - Schedule of Restrictive Covenants (Details)	12 Months Ended
Dec. 31, 2023
Eurobonds CEMIG GT [Member]
IfrsStatementLineItems [Line Items]
Title	Eurobonds [1]
Covenant	Net debt / Adjusted Ebitda for the Covenant
Ratio required Issuer	2.5 or less
Ratio required cemig	3.0 or less
Compliance required	Semi-annual and annual
7th and 8th Debentures Issuance CEMIG D [Member]
IfrsStatementLineItems [Line Items]
Title	7th and 8th Debentures Issuance
Covenant	Net debt / Adjusted Ebitda
Ratio required Issuer	3.5 or less
Ratio required cemig	3.0 or less
Compliance required	Semi-annual and annual
8th Debentures Issuance Gasmig [Member]
IfrsStatementLineItems [Line Items]
Title	8th Debentures Issuance
Covenant	Ebitda/Debt servicingNet debt/EBITDA
Ratio required Issuer	1.3 or more3.0 or less
Compliance required	Annual
9th Debenture Issue CEMIG GT 1st and 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Title	9th Debenture Issue
Covenant	Net debt / Adjusted Ebitda
Ratio required Issuer	3.5 or less
Ratio required cemig	3.0 or less from Dec. 31, 2022 onwards3.5 or less from Dec. 31, 2026 onwards
Compliance required	Semi-annual and annual
9th Debentures Issuance CEMIG D [Member]
IfrsStatementLineItems [Line Items]
Title	9th Debentures Issuance
Covenant	Net debt / Adjusted Ebitda
Ratio required Issuer	3.5 or less from June 30, 2023 onwards
Ratio required cemig	3.5 or less from June 30, 2023 onwards
Compliance required	Semi-annual and annual

[1]	Adjusted Ebitda corresponds to earnings before interest, income taxes and social contribution on net income, depreciation and amortization, calculated in accordance with CVM Resolution 156, dated June 23, 2022, from which non-operating income, any credits and non-cash gains that increase net income are subtracted, to the extent that they are non-recurring, and any cash payments made on a consolidated basis during such period in respect of non-cash charges that were added back in the determination of Ebitda in any prior period, and increased by non-cash expenses and non-cash charges, to the extent that they are non-recurring.